Commitments and contingencies - Lease Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Capital lease obligations	$ 73,900		$ 73,900		$ 63,500	$ 20,600
Capital leased assets, gross	119,600		119,600		76,900	27,000
Capital leased assets, accumulated depreciation	(29,300)		(29,300)		(10,100)	(2,800)
Capital leased assets, net	90,300		90,300		66,800	24,200
Operating leases, rent expense	4,278	$ 496	9,519	$ 1,500	$ 6,100	$ 1,600	$ 1,200
Other Commitments, Future Minimum Payments, Remainder of Fiscal Year	$ 3,200		3,200
Cost, Maintenance			3,200
Sale Leaseback Transaction, Gross Proceeds, Financing Activities			$ 25,000